Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 339.4	kr 327.2
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 171.1	kr 167.1
Percentage of net exposures	50.40%	51.10%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 13.5	kr 11.4
Percentage of net exposures	4.00%	3.50%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 2.8	kr 0.0
Percentage of net exposures	0.80%	0.00%
Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 1.4	kr 0.4
Percentage of net exposures	0.40%	0.10%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 38.6	kr 38.6
Percentage of net exposures	11.40%	11.80%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 112.0	kr 109.7
Percentage of net exposures	33.00%	33.50%
Loans and interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 262.4	kr 245.0
Percentage of net exposures	100.00%	100.00%
Loans and interest-bearing securities | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 105.9	kr 97.1
Percentage of net exposures	40.40%	39.60%
Loans and interest-bearing securities | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 13.5	kr 11.4
Percentage of net exposures	5.10%	4.70%
Loans and interest-bearing securities | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 2.8	kr 0.0
Percentage of net exposures	1.10%	0.00%
Loans and interest-bearing securities | Public Sector Entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 1.4	kr 0.4
Percentage of net exposures	0.50%	0.20%
Loans and interest-bearing securities | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 32.2	kr 32.7
Percentage of net exposures	12.30%	13.30%
Loans and interest-bearing securities | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 106.6	kr 103.4
Percentage of net exposures	40.60%	42.20%
Undisbursed loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 77.0	kr 82.2
Percentage of net exposures	100.00%	100.00%
Undisbursed loans, derivatives | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 65.2	kr 70.0
Percentage of net exposures	84.70%	85.10%
Undisbursed loans, derivatives | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 6.4	kr 5.9
Percentage of net exposures	8.30%	7.20%
Undisbursed loans, derivatives | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.4	kr 6.3
Percentage of net exposures	7.00%	7.70%